Business acquisitions - Schedule of detailed information about pro forma operating results of acquirer and acquiree (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Nov. 17, 2023	Dec. 31, 2023	Dec. 31, 2022
Acquirer [Abstract]
Sales		$ 6,454	$ 9,701
Profit (loss) from operating activities		(284)	2,559
Earnings (loss)		(167)	$ 1,975
Acquiree [Abstract]
Business combination, one-time Inventory adjustment expense		2
Pro Forma
Acquirer [Abstract]
Sales		6,454
Profit (loss) from operating activities		(284)
Earnings (loss)		(167)
Acquiree [Abstract]
Sales		6,529
Operating earnings (loss)		(276)
Earnings (loss)		$ (158)
Spray Lake Acquisition | Pro Forma
Acquirer [Abstract]
Sales	$ 75
Profit (loss) from operating activities	8
Earnings (loss)	$ 9